Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT FUNDS - 88.4%
-	Barings Real Estate Debt Income Fund LP1	$834,113
3,000,000	Beacon Partners Fund II, LP REIT	3,020,384
-	Excelsior Stephenson Medical CIV, LLC[1]	660,738
150	Kairos Credit Strategies REIT, Inc.	1,508,003
-	Kayne Anderson Real Estate Debt IV, LP1	735,966
-	Plymouth Heritage Apts. JV, LLC[1]	2,548,593
76,190	Sandpiper Lodging Trust	805,523
2,533	TCM CRE Credit Fund, LP	2,589,399
		12,702,719
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $12,610,351)	12,702,719

	SHORT TERM INVESTMENTS - 11.6%
1,664,059	Federated Hermes U.S. Treasury Cash Reserves 0.01% [2]	1,664,059
	(Cost $1,664,059)

	TOTAL INVESTMENTS - 100.0%
	(Cost $14,274,410)	14,366,778
	Other Assets in Excess of Liabilities - 0.0%	5,145
	TOTAL NET ASSETS - 100.0%	$14,371,923

[1]	Investment does not issue or provide shares.

[2]	The rate is the annualized seven-day yield at period end.

Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Securities With Restrictions On Redemptions[a]	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
Barings Real Estate Debt Income Fund LP	Not Permitted	N/A	832,580	834,113	12/13/2021
Beacon Partners Fund II, LP REIT	Not Permitted	N/A	3,000,000	3,020,384	11/30/2021
Excelsior Stephenson Medical CIV, LLC	Not Permitted	N/A	650,000	660,738	10/6/2021
Kairos Credit Strategies REIT, Inc. [b]	Quarterly	60 Days	1,500,357	1,508,003	9/30/2021
Kayne Anderson Real Estate Debt IV, LP	Not Permitted	N/A	729,414	735,966	11/1/2021
Plymouth Heritage Apts. JV, LLC	Not Permitted	N/A	2,548,000	2,548,593	12/30/2021
Sandpiper Lodging Trust	Not Permitted	N/A	800,000	805,523	9/30/2021
TCM CRE Credit Fund, LP	Annually	90 Days	2,550,000	2,589,399	10/1/2021
Totals			$12,610,351	$12,702,719

[a]	Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

[b]	The Fund is limited to redemptions of 5% of the Fund NAV per quarter and 20% annually, and the company can delay or suspect these redemptions at their sole discretion. There are no redemptions for an investor in their first year of investment.

See accompanying Notes to Financial Statements.